SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024	May 31, 2023
Receivables [Abstract]
Accounts receivable – third parties	$ 1,941	$ 2,003
Less: allowance for expected credit loss	(317)	(317)	$ (110)
Accounts receivable, net	$ 1,624	$ 1,686